OTHER OPERATING INCOME (EXPENSES), NET - Footnote (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income (expenses), net [Abstract]
Recovery of provision related to the ICMS action of unconstitutionality	$ 380,075	$ 0	$ 0
Reversal of the asset in connection with the ICMS provision	$ 194,065	$ 0	$ 0